SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Disclosure of list of subsidiary
	Principal	The Group’s ownership interest
	location of	in the subsidiary for the
	the	year ended
	Company’s	December 31
Name of company	activity	2024	2023
Taptica Inc	USA	100%	100%
Tremor Video Inc	USA	**	100%
Taptica UK	UK	100%	100%
YuMe Inc*	USA	100%	100%
Perk.com Canada Inc	Canada	100%	100%
R1Demand LLC*	USA	100%	100%
Nexxen Group LLC	USA	100%	100%
Nexxen Group US Holdings Inc. *	USA	100%	100%
Nexxen Holdings Ltd *	UK	100%	100%
Nexxen Group Ltd	UK	100%	100%
Nexxen Media Pte Ltd (f/k/a Unruly Media Pte Ltd)*	Singapore	100%	100%
Nexxen Pty Ltd	Australia	100%	100%
Nexxen Media Japan K.K. (f/k/a Unruly Media K.K,)	Japan	100%	100%
Nexxen Video Distribution Sdn Bhd (f/k/a Unmedia Video Distribution Sdn Bhd)	Malaysia	100%	100%
Nexxen CTRL GmbH (f/k/a SpearAd GmbH)	Germany	100%	100%
Nexxen Inc.	USA	100%	100%
Amobee International Inc	USA	100%	100%
Amobee Ltd	Israel	100%	100%
Amobee EMEA Limited	UK	**	100%
Amobee Asia Pte Ltd	Singapore	**	100%
Amobee ANZ Pty Ltd	Australia	**	100%

*	Under these companies, there are fifteen (15) wholly owned subsidiaries that are inactive, liquidated or in liquidation process.

**	The subsidiaries are in liquidation process or merged into other fully owned subsidiaries of the Company.